Subsequent Events (Details) - Subsequent Event [Member] - Chief Financial Officer [Member]	Aug. 07, 2026 $ / shares shares
Subsequent Events [Line Items]
Granted share options | shares	100,000
Exercise price | $ / shares	$ 2.48